SIGNIFICANT ACCOUNTING POLICIES (Schedule of Fair Value Assumptions) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Risk free interest rate	0.00%	2.00%	1.13%
Dividend yield	0.00%	0.00%	0.00%
Expected volatility	0.00%	75.00%	76.00%
Expected term	0 years	5 years	5 years
Forfeiture rate	0.00%	2.00%	6.00%